Business Combinations Schedule of Business Acquisitions, by Acquisition (Details) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 28, 2013 Endosense S.A. [Member] USD ($)	Dec. 28, 2013 Endosense S.A. [Member] CHF	Aug. 19, 2013 Endosense S.A. [Member] USD ($)	Dec. 28, 2013 Nanostim [Member] USD ($)	Oct. 11, 2013 Nanostim [Member] USD ($)	Dec. 28, 2013 In Process Research and Development [Member] USD ($)	Aug. 19, 2013 In Process Research and Development [Member] Endosense S.A. [Member] USD ($)	Oct. 11, 2013 In Process Research and Development [Member] Nanostim [Member] USD ($)	Dec. 28, 2013 Patented Technology [Member] USD ($)	Aug. 19, 2013 Patented Technology [Member] Endosense S.A. [Member] USD ($)	Oct. 11, 2013 Patented Technology [Member] Nanostim [Member] USD ($)
Business Acquisition [Line Items]
Current Assets	$ 3					$ 2		$ 1
Goodwill, acquired during the period	407			258			149
Indefinite-lived intangible assets, excluding goodwill									60	33	27
Other intangible assets												54	20	34
Other long-term assets	2					1		1
Total assets acquired	526					314		212
Current liabilities	13					11		2
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	513					303		210
Business Acquisition, Cost of Acquired Entity, Cash Paid	304			180			124
Cash Acquired from Acquisition	(12)			(9)			(3)
Payments to Acquire Businesses, Net of Cash Acquired	292	0	0	171	160		121
Business Combination, Contingent Consideration, Liability	188					132		56
Equity Security Ownership Interest And Allocated Value For Purchase Option	$ 33					$ 0		$ 33